Impact of change in accounting policies	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Impact of change in accounting policies	Impact of change in accounting policies
ASC 326 Financial Instruments - Credit Losses

        ASU 2016-13 'Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments' (ASU 2016-13) was effective, and adopted by the Group, from January 1, 2020. Primarily, ASU 2016-13 introduces an expected loss methodology that is referred to as the current expected credit loss (CECL) methodology.

The objectives of previous loss methodologies for instruments within the scope of this update generally delayed recognition of the full amount of credit losses until the loss was probable of occurring. Under ASU 2016-13, losses reflect an entity’s current estimate of all expected credit losses including, in addition to the consideration of past events and current conditions, as under the current guidance, incorporating the use of forecast information to provide more timely and accurate credit loss estimates. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with ASC 842 on leases.

In addition, ASC 326 changed the accounting for available-for-sale (AFS) debt securities to require credit losses to be presented as an allowance rather than as a write-down to align the income statement recognition of credit losses on AFS debt securities with the reporting period in which the changes occur.

        The Group adopted ASC 326 using the modified retrospective method. Under this transition method, the new standard is applied from January 1, 2020 without restatement of comparative period amounts. The adoption of ASC 326 does not have a material impact on the Group and there was no impact of adopting ASC 326 on opening balances at January 1, 2020.